Summary of Significant Accounting Policies - Summary of Revenue, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 65	$ 65	$ 1,256	$ 95
Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Revenues			$ 19,024	$ 16,857
Concentration Risk, Percentage			100.00%	100.00%
Sales Revenue, Net [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Revenues			$ 16,422	$ 15,126
Concentration Risk, Percentage			86.00%	90.00%
Sales Revenue, Net [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues			$ 1,235	$ 1,626
Concentration Risk, Percentage			7.00%	10.00%
Sales Revenue, Net [Member] | Other Non-US [Member]
Segment Reporting Information [Line Items]
Revenues			$ 1,367	$ 105
Concentration Risk, Percentage			7.00%	0.00%